Intangible Assets, Net - Schedule of Intangible Asset, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	$ 1,513	$ 1,361
Accumulated amortization	(1,002)	(854)
Net carrying amount	511	507
Purchased Software [Member]
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	1,230	1,082
Accumulated amortization	(732)	(607)
Net carrying amount	498	475
Trademarks [Member]
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	113	111
Accumulated amortization	(109)	(101)
Net carrying amount	4	10
Licensed Copyrights [Member]
Schedule of Intangible Asset, Net [Line Items]
Carrying amount	170	168
Accumulated amortization	(161)	(146)
Net carrying amount	$ 9	$ 22